Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information
Segment Information

We have four operating segments that supply a wide range of products:

•	Residential Furnishings—components for bedding, furniture and other furnishings, as well as related consumer products

•	Commercial Fixturing & Components—components for office and institutional furnishings

•	Industrial Materials—drawn steel wire, specialty wire products, titanium and nickel tubing for the aerospace industry and welded steel tubing

•	Specialized Products—automotive seating components, specialized machinery and equipment, and commercial vehicle interiors

Our reportable segments are the same as our operating segments, which also correspond with our management organizational structure. Each reportable segment has a senior operating vice-president that reports to the chief operating officer. The chief operating officer in turn reports directly to the chief operating decision maker. The operating results and financial information reported through the segment structure are regularly reviewed and used by the chief operating decision maker to evaluate segment performance, allocate overall resources and determine management incentive compensation.

Separately, we also utilize a role-based approach (Grow, Core, Fix or Divest) as a supplemental management tool to ensure capital (which is a subset of the overall resources referred to above) is efficiently allocated within the reportable segment structure.

The accounting principles used in the preparation of the segment information are the same as those used for the consolidated financial statements, except that the segment assets and income reflect the FIFO basis of accounting for inventory. Certain inventories are accounted for using the LIFO basis in the consolidated financial statements. We evaluate performance based on earnings from operations before interest and income taxes (EBIT). Intersegment sales are made primarily at prices that approximate market-based selling prices. Centrally incurred costs are allocated to the segments based on estimates of services used by the segment. Certain of our general and administrative costs and miscellaneous corporate income and expenses are allocated to the segments based on sales. These allocated corporate costs include depreciation and other costs and income related to assets that are not allocated or otherwise included in the segment assets.

A summary of segment results for the periods presented are shown in the following tables.

	Year Ended December 31
	External Sales	Inter- Segment Sales	Total Sales	EBIT From Continuing Operations
2013
Residential Furnishings	$1,944.0	$23.0	$1,967.0	$169.4
Commercial Fixturing & Components	182.5	4.0	186.5	10.7
Industrial Materials	612.8	231.0	843.8	71.3
Specialized Products	737.9	52.5	790.4	26.2
Intersegment eliminations				.9
Adjustment to LIFO method				(3.9)
	$3,477.2	$310.5	$3,787.7	$274.6
2012
Residential Furnishings	$1,895.0	$8.8	$1,903.8	$152.2
Commercial Fixturing & Components	186.7	3.8	190.5	15.0
Industrial Materials	621.7	249.4	871.1	65.1
Specialized Products	711.1	45.9	757.0	86.1
Intersegment eliminations				(6.8)
Adjustment to LIFO method				12.8
	$3,414.5	$307.9	$3,722.4	$324.4
2011
Residential Furnishings	$1,827.8	$8.6	$1,836.4	$134.2
Commercial Fixturing & Components	186.7	3.9	190.6	20.5
Industrial Materials	605.1	242.2	847.3	54.1
Specialized Products	683.6	47.1	730.7	76.0
Intersegment eliminations				(7.0)
Adjustment to LIFO method				(12.0)
	$3,303.2	$301.8	$3,605.0	$265.8

Average assets for our segments are shown in the table below and reflect the basis for return measures used by management to evaluate segment performance. These segment totals include working capital (all current assets and current liabilities) plus net property, plant and equipment. Segment assets for all years are reflected at their estimated average for the year. Acquired companies’ long-lived assets as disclosed below include property, plant and equipment and other long-term assets.

	Year Ended December 31
	Assets	Additions to Property, Plant and Equipment	Acquired Companies’ Long-Lived Assets	Depreciation And Amortization
2013
Residential Furnishings	$586.5	$36.5	$.6	$47.2
Commercial Fixturing & Components	48.7	1.5	—	3.7
Industrial Materials	248.0	12.6	31.0	21.8
Specialized Products	225.0	26.7	3.3	27.7
Other (1)	96.2	1.1	—	6.1
Average current liabilities included in segment numbers above	460.6	—	—	—
Unallocated assets (2)	1,492.4	2.2	—	16.1
Difference between average assets and year-end balance sheet	(49.3)	—	—	—
	$3,108.1	$80.6	$34.9	$122.6
2012
Residential Furnishings	$602.9	$22.5	$12.9	$46.4
Commercial Fixturing & Components	51.1	2.0	—	4.3
Industrial Materials	237.1	14.3	182.4	22.8
Specialized Products	225.4	23.4	—	24.6
Other (1)	116.2	3.2	—	7.6
Average current liabilities included in segment numbers above	440.7	—	—	—
Unallocated assets (2)	1,678.2	5.6	—	13.3
Difference between average assets and year-end balance sheet	(96.7)	—	—	—
	$3,254.9	$71.0	$195.3	$119.0
2011
Residential Furnishings	$624.1	$34.6	$3.0	$51.2
Commercial Fixturing & Components	53.1	1.6	—	4.7
Industrial Materials	202.7	18.1	—	12.7
Specialized Products	224.5	16.1	—	26.8
Other (1)	140.5	2.5	—	11.5
Average current liabilities included in segment numbers above	417.7		—	—
Unallocated assets (2)	1,347.9	2.1	—	10.0
Difference between average assets and year-end balance sheet	(95.4)	—	—	—
	$2,915.1	$75.0	$3.0	$116.9
______________________________

(1)	Businesses sold or classified as discontinued operations during the years presented.

(2)
Unallocated assets consist primarily of goodwill, other intangibles, cash and deferred tax assets. Unallocated depreciation and amortization consists primarily of depreciation of nonoperating assets and amortization of debt issue costs.

Revenues from external customers, by product line, are as follows:

	Year Ended December 31
	2013	2012	2011
Residential Furnishings
Bedding group	$660.9	$657.6	$667.2
Furniture group	673.2	676.9	633.6
Fabric & Carpet Underlay group	609.9	560.5	527.0
	1,944.0	1,895.0	1,827.8
Commercial Fixturing & Components
Office Furniture Components group	182.5	186.7	186.7
	182.5	186.7	186.7
Industrial Materials
Wire group	428.0	457.9	518.3
Tubing group	184.8	163.8	86.8
	612.8	621.7	605.1
Specialized Products
Automotive group	502.7	463.5	428.7
Commercial Vehicle Products group	109.0	137.7	132.9
Machinery group	126.2	109.9	122.0
	737.9	711.1	683.6
	$3,477.2	$3,414.5	$3,303.2

Our principal operations outside of the United States are presented in the following geographic information, based on the area of manufacture.

	Year Ended December 31
	2013	2012	2011
External sales
United States	$2,449.9	$2,430.2	$2,298.3
China	335.5	311.9	319.4
Europe	351.7	326.2	346.7
Canada	201.6	213.2	212.6
Mexico	69.6	64.5	50.5
Other	68.9	68.5	75.7
	$3,477.2	$3,414.5	$3,303.2
Tangible long-lived assets
United States	$363.6	$383.9	$387.7
China	35.7	35.9	38.1
Europe	124.5	102.7	105.0
Canada	25.0	21.1	20.8
Mexico	11.8	12.9	12.2
Other	14.0	16.3	16.8
	$574.6	$572.8	$580.6